Restricted Cash (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Restricted cash	€ 1,601	€ 1,600	€ 1,648